EQ ADVISORS TRUSTSM

EQ/Fidelity Institutional AM® Large Cap Portfolio

SUPPLEMENT DATED JULY 30, 2024 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2024, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2024, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

In the section of the Summary Prospectus and Prospectus entitled “EQ/Fidelity Institutional AM® Large Cap Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: FIAM LLC (“FIAM” or the “Sub-Adviser”)”, the table is deleted in its entirety and replaced with the following table:

Name	Title	Date Began Managing the Portfolio
Chris Lee	Head of FMR’s Stock Selector Large Cap and FIAM Global Sector teams; Co-Manager of FIAM	August 2022
Steven Kaye	Co-Manager (health care sector) of FIAM	September 2018
Douglas Simmons	Co-Manager (utilities sector) of FIAM	September 2018
Pierre Sorel	Co-Manager (financials and real estate sectors) of FIAM	September 2018
Melissa Reilly	Co-Manager (consumer discretionary and consumer staples sectors) of FIAM	December 2019
Nicola Stafford	Co-Manager (consumer discretionary sector) of FIAM	June 2024
Laurie Mundt	Co-Manager (consumer staples sector) of FIAM	June 2024
Ashley Fernandes, CFA®	Co-Manager (energy and materials sectors) of FIAM	December 2019
Mirza Ali Khan	Co-Manager (information technology sector) of FIAM	January 2022
Matthew Drukker*	Co-Manager (communication services sector) of FIAM	January 2022
Ingrid Chung	Co-Manager (communication services sector) of FIAM	July 2024
Priyanshu Bakshi, CFA®	Co-Manager (information technology sector) of FMR Hong Kong, an affiliate of FIAM	August 2022
Chad Colman	Co-Manager (industrials sector) of FIAM	August 2022
*	On or about January 1, 2025, Matthew Drukker will no longer serve as a Co-Manager of the Portfolio.

In the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — FIAM LLC”, the third paragraph is deleted in its entirety and replaced with the following information:

Chris Lee, Steven Kaye, Douglas Simmons, Pierre Sorel, Melissa Reilly, Nicola Stafford, Laurie Mundt, Ashley Fernandes, Mirza Ali Khan, Matthew Drukker, Ingrid Chung, Priyanshu Bakshi, and Chad Colman are primarily responsible for the investment decisions for the EQ/Fidelity Institutional AM® Large Cap Portfolio. Effective January 1, 2025, Mr. Drukker will no longer serve as a Co-Manager of the Portfolio.

Chris Lee is Head of FMR’s Stock Selector Large Cap and FIAM Global Sector teams. Since joining Fidelity Investments in 2004, Mr. Lee has worked as an analyst, portfolio manager, sector leader, and managing director of research.

Steven Kaye is a member of FMR’s Stock Selector Large Cap Group (health care sector). Since joining Fidelity Investments in 1985, Mr. Kaye has worked as a research analyst, assistant director of equity research, and portfolio manager.

Douglas Simmons is a member of FMR’s Stock Selector Large Cap Group (utilities sectors). Since joining Fidelity Investments in 2003, Mr. Simmons has worked as a research analyst and portfolio manager.

Pierre Sorel is a member of FMR’s Stock Selector Large Cap Group (financials and real estate sectors). Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager.

Melissa Reilly is a member of FMR’s Stock Selector Large Cap Group (consumer discretionary and consumer staples sectors). Since joining Fidelity Investments in 2004, Ms. Reilly has worked as a chief investment officer and portfolio manager.

Nicola Stafford, is a member of FMR’s Stock Selector Large Cap Group (consumer discretionary sector). Since joining Fidelity Investments in 2001, Ms. Stafford has worked as a research analyst and portfolio manager.

Laurie Mundt, is a member of FMR’s Stock Selector Large Cap Group (consumer staples sector). Since joining Fidelity Investments in 2008, Ms. Mundt has worked as a research analyst and portfolio manager.

Ashley Fernandes, CFA® is a member of FMR’s Stock Selector Large Cap Group (energy and materials sectors). Since joining Fidelity Investments in 2008, Mr. Fernandes has worked as a global energy analyst, research analyst and portfolio manager.

Mirza Ali Khan is a member of FMR’s Stock Selector Large Cap Group (information technology sector). Since joining Fidelity Investments in 2007, Mr. Khan has worked as a research analyst, portfolio manager, and sector leader.

Matthew Drukker is a member of FMR’s Stock Selector Large Cap Group (communication services sector). Since joining Fidelity Investments in 2007, Mr. Drukker has worked as a research analyst and portfolio manager.

Ingrid Chung is a member of FMR’s Stock Selector Large Cap Group (consumer discretionary and communication services sectors). Since joining Fidelity Investments in 2012, Ms. Chung has worked as a research analyst and portfolio manager.

Priyanshu Bakshi, CFA® is a member of FMR’s Stock Selector Large Cap Group (information technology sector). Since joining FMR Hong Kong in 2015, Mr. Bakshi has worked as a portfolio manager and sector leader.

Chad Colman is a member of FMR’s Stock Selector Large Cap Group (industrials sector). Since joining Fidelity Investments in 2009, Mr. Colman has worked as a research analyst, portfolio manager, and global sector leader.

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Effective January 1, 2025, all references to Matthew Drukker in the SAI are deleted in their entirety.

The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — FIAM LLC (“FIAM”)” is amended to add the following information:

FIAM LLC (“FIAM” or “Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of June 30, 2024						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets (M)	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Fidelity Institutional AM® Large Cap Portfolio
Ingrid Chung	1	$366	13	$1647	1	$34	1	$366	0	0	0	0

Ownership of Shares of the Portfolio as of June 30, 2024

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Fidelity Institutional AM® Large Cap Portfolio
Ingrid Chung	X